Other Real Estate and Other Assets Acquired in Settlement of Loans - Schedule of Activity in Valuation Allowance for Other Real Estate Owned (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summary of activity in valuation allowance for other real estate owned in settlement of loans
Balance, beginning of year	$ 5,950	$ 2,664	$ 2,911
Provision for (release of) other real estate owned	(127)	4,729	(29)
Charge-offs	(3,820)	(1,443)	(218)
Balance, end of year	$ 2,003	$ 5,950	$ 2,664